Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333 - 145064
TIAA-CREF LIFE SEPARATE ACCOUNT
VA-1
TIAA-CREF LIFE INSURANCE COMPANY
PROSPECTUS SUPPLEMENT NUMBER (
3
)
Dated July 26, 2024, to the Intelligent Variable Annuity
®
Prospectus, as supplemented June 14, 2024 and June 18, 2024
This supplement amends certain disclosures in the above-referenced prospectus for the Contracts with the same name. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.
In Appendix A of the Intelligent Variable Annuity prospectus the “Portfolios” table is updated to reflect changes made to the Matson portfolios effective January 1, 2024.

	1yr	5 yr	Since Inception (February 18, 2014)

MATSON MONEY U.S. EQUITY VI PORTFOLIO	16.40%	12.30%	8.33%

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	15.67%	7.29%	3.49%

MATSON MONEY FIXED INCOME VI PORTFOLIO	5.27%	0.82%	0.63%
For more information about these changes and about the portfolios in general, refer to the Matson Portfolio Prospectuses.
Please keep this supplement with your prospectus for future reference.
PIKE5 (7/24)